Lease Commitments, Rent Expense, and Contingent Liabilities Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Rental expense	$ 28	$ 29	$ 30
Estimated PPI claims reserve	$ 6	$ 14